Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Details of the Company's Subsidiary

Details of the Company’s subsidiary as of December 31, 2017 are as follows:

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Fully consolidated

Summary of Depreciation Periods of Property, Plant, and Equipment Item

The depreciation periods used are the following:

PROPERTY, PLANT, AND EQUIPMENT ITEM	DEPRECIATION PERIOD
Industrial equipment Fixtures and improvements in structures	1 to 5 years 3 to 10 years
Office equipment	3 years
Furniture	3 to 5 years